S-K 1607, De-SPAC Reports, Opinions, Appraisals, Negotiations	Aug. 28, 2026
Reports, Opinions, Appraisals, and Negotiations [Line Items]
Reports, Opinions, Appraisals, and Negotiations [Table Text Block]

Opinion of Houlihan Capital

Introduction

Pursuant to an engagement letter dated June 10, 2026, JATT retained Houlihan Capital to act as its financial advisor in connection with the Business Combination. JATT selected Houlihan Capital to act as its financial advisor based on Houlihan Capital’s qualifications, expertise and reputation, and its knowledge of, and involvement in, similar transactions in the industry in which Talawar operates.

Fairness Opinion of Houlihan Capital

On June 28, 2026, Houlihan Capital rendered its oral opinion to the JATT Board which was reaffirmed by delivery of Houlihan Capital’s written opinion dated June 29, 2026, and based upon and subject to the assumptions made, procedures followed, matters considered and qualifications and limitations on the scope of review undertaken by Houlihan Capital, as set forth in Houlihan Capital’s written opinion, the consideration to be issued or paid in the Business Combination is fair, from a financial point of view to the unaffiliated shareholders of JATT.

THE FULL TEXT OF THE WRITTEN OPINION OF HOULIHAN CAPITAL DELIVERED TO THE JATT BOARD, DATED JUNE 29, 2026, IS ATTACHED AS ANNEX C AND INCORPORATED BY REFERENCE INTO THIS PROXY STATEMENT/PROSPECTUS IN ITS ENTIRETY. THE OPINION SETS FORTH, AMONG OTHER THINGS, THE ASSUMPTIONS MADE, PROCEDURES FOLLOWED, MATTERS CONSIDERED AND QUALIFICATIONS AND LIMITATIONS ON THE SCOPE OF THE REVIEW UNDERTAKEN BY HOULIHAN CAPITAL IN RENDERING ITS OPINION. ALL SHAREHOLDERS OF JATT ARE URGED TO, AND SHOULD, READ THE OPINION CAREFULLY AND IN ITS ENTIRETY. HOULIHAN CAPITAL’S OPINION WAS DIRECTED TO THE JATT BOARD AND ADDRESSED ONLY THE CONSIDERATION TO BE ISSUED OR PAID IN THE BUSINESS COMBINATION IS FAIR, FROM A FINANCIAL POINT OF VIEW TO THE UNAFFILIATED SHAREHOLDERS, IN EACH CASE, AS OF THE DATE OF THE OPINION. HOULIHAN CAPITAL’S OPINION DID NOT ADDRESS ANY OTHER ASPECT OR IMPLICATIONS OF THE BUSINESS COMBINATION AND DOES NOT CONSTITUTE AN OPINION, ADVICE OR RECOMMENDATION AS TO HOW ANY SHAREHOLDER OF JATT SHOULD VOTE AT THE EXTRAORDINARY GENERAL MEETING. THE SUMMARY OF HOULIHAN CAPITAL’S OPINION SET FORTH IN THIS PROXY STATEMENT/PROSPECTUS IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE FULL TEXT OF HOULIHAN CAPITAL’S WRITTEN OPINION ATTACHED AS ANNEX C HERETO.

For purposes of rendering its opinion, Houlihan Capital, among other things:

•
Held discussions with certain members of JATT management regarding the Transactions, the business of Talawar, and the future outlook for the Post-Closing Company;
•
Reviewed information provided by JATT and Talawar including, but not limited to:
o
Non-binding letter of intent between JATT and Talawar, dated May 20, 2026;
o
The JATT II trust statement, dated June 17, 2026;
o
JATT II and Talawar business combination Sources and Uses
o
The draft business combination agreement, dated June 28, 2026;
o
Talawar investor presentations; and
o
JATT’s SEC filings;
•
Reviewed the industry in which Talawar operates, which included a review of (i) certain industry research, (ii) certain comparable publicly traded companies and (iii) certain mergers and acquisitions of comparable businesses;
•
Developed indications of value for Talawar using generally accepted valuation methodologies; and
•
Reviewed certain other relevant, publicly available information, including economic, industry, and Talawar specific information.

In addition, Houlihan Capital had discussions with JATT management concerning the material terms of the Business Combination and Talawar’s business and operations, assets, present condition and future prospects, and undertook such other studies, analyses and investigations as Houlihan Capital deemed relevant, necessary or appropriate.

In rendering the opinion, Houlihan Capital relied upon and assumed, without independent verification, the accuracy, completeness, and reasonableness of the financial, legal, tax, and other information discussed with or reviewed by Houlihan Capital and have assumed such accuracy and completeness for purposes of rendering an opinion. In addition, Houlihan Capital has not made any independent evaluation or appraisal of any of the assets or liabilities (contingent or otherwise) of Talawar, nor, except as stated herein, have we been furnished with any such evaluation or appraisal. Houlihan Capital further relied upon the assurances and representations from JATT management and Talawar management that they were unaware of any facts that would make the information provided to Houlihan Capital to be incomplete or misleading in any material respect for the purposes of Houlihan Capital rendering the opinion. Houlihan Capital did not assume responsibility for any independent verification of this information. Nothing came to Houlihan Capital’s attention in the course of the engagement which would lead Houlihan Capital to believe that (i) any information provided to Houlihan Capital or assumptions made by Houlihan Capital were insufficient or inaccurate in any material respect or (ii) it was unreasonable for Houlihan Capital to use and rely upon such information or make such assumptions. The financial projections included in this proxy statement/prospectus have been prepared by, and are the responsibility of, JATT’s management. Neither WithumSmith+Brown, PC nor BDO USA, P.C. or any other independent accountant has audited, reviewed, examined, compiled nor applied agreed-upon procedures with respect to the financial projections contained herein and accordingly, neither WithumSmith+Brown, PC nor BDO USA, P.C. or any other independent accountant expresses any opinion or any other form of assurance on such information or its achievability, and assume no responsibility for, and disclaim any association with, the financial projections. The WithumSmith+Brown, PC report included in this proxy statement/prospectus relates to JATT’s historical financial statements. The BDO USA, P.C. report included in this proxy statement/prospectus relates to Talawar’s historical financial statements. Such reports do not extend to the financial projections and should not be read to do so.

The opinion, which is attached as Annex C hereto, is therefore necessarily based upon financial, market, economic, and other conditions, and circumstances as they exist and have been disclosed, and can be evaluated, as of June 22, 2026, without independent verification. Houlihan Capital was not requested to opine as to, and the Opinion does not address, the (i) underlying business decision of JATT, its equityholders, or any other party to proceed with or effect the proposed Transaction, (ii) financial fairness of any aspect of the proposed Transaction not expressly addressed in the Opinion, (iii) terms of the Transaction (except with respect to financial fairness), including, without limitation, the closing conditions and any of the other provisions thereof, (iv) fairness of any portion or aspect of the proposed Transaction to the holders of any securities, creditors, or other constituencies of JATT, or any other party, other than those set forth in the Opinion, (v) relative corporate or other merits of the proposed Transaction as compared to any alternative business strategies that might exist for JATT, or (vi) tax, accounting, or legal consequences of the proposed Transaction to either JATT, its equityholders, or any other party. Houlihan Capital was not requested to and did not (i) initiate any discussions with, or solicit any indications of interest from, third parties with respect to the Business Combination or any alternatives thereto, (ii) negotiate or recommend the terms of the Business Combination, or (iii)

advise the JATT Board with respect to alternatives to the Business Combination. Neither JATT, the Sponsor, Talawar, nor any of their respective affiliates imposed any limitation on the scope of Houlihan Capital’s investigation or on the procedures Houlihan Capital followed in rendering the Opinion, and none of them instructed Houlihan Capital as to the valuation approaches or methodologies to be employed or the findings, conclusions or recommendations to be reached. As described above, the universes of comparable companies and transactions considered by Houlihan Capital were identified by Houlihan Capital. Houlihan Capital independently assessed the comparability of each company and transaction to Talawar and independently determined the comparable sets, valuation ranges and conclusions reflected in the Opinion.

The following is a summary of the material financial and comparative analyses that Houlihan Capital deemed to be appropriate for the Business Combination that were reviewed with the JATT Board in connection with delivering Houlihan Capital’s opinion. The summary of Houlihan Capital’s financial analyses described below is not a complete description of the analyses underlying its opinion. The preparation of a financial opinion is a complex analytical process involving various determinations as to the most appropriate and relevant methods of financial analyses and the application of those methods to the particular circumstances and, therefore, is not readily susceptible to summary description.

Summary of Financial Analyses

In assessing whether the consideration to be issued or paid in the Business Combination is fair from a financial point of view to the unaffiliated shareholders, Houlihan Capital compared the price per share at which the unaffiliated shareholders may redeem their shares against the fair market value per share pro forma for the Business Combination calculated by Houlihan Capital. After considering the primary approaches that are traditionally used to appraise a business, as well as commonly used techniques and methods available under each approach, Houlihan Capital decided based on an assessment of company-specific factors and available market data to place primary reliance upon the guideline public company analysis under the market approach in estimating the value range for the fair market value per share of the JATT pro forma for the Business Combination. Houlihan Capital noted the consideration to be issued or paid in the Business Combination was within the estimated value range.

There are three primary approaches that have traditionally been used to estimate fair value: the adjusted book value approach, the market approach and the income approach, each as briefly described below.

Adjusted Book Value Approach. The adjusted book value approach estimates fair value based on the principle of substitution, assuming that a prudent investor would pay no more for an asset than the amount for which the asset or property could be reproduced or replaced, less depreciation from physical deterioration and functional and economic obsolescence, if present and measurable. This approach is typically considered appropriate for highly capital-intensive businesses, real estate holding companies, or other types of holding companies where the value of the entity is derived primarily from the underlying assets held by the entity and not from additional value added from labor or profitable use of the assets owned. This valuation approach may also be used to value companies that are in bankruptcy or liquidation, or those that are otherwise not considered a going concern. Because Talawar operates as going concern business, Houlihan Capital did not utilize the adjusted book value approach in support of the opinion.

Income Approach. The income approach is a calculation of the present value of the future monetary benefits expected to flow to the owner of the subject asset. A commonly applied methodology under the Income Approach is the Discounted Cash Flow (“DCF”) Method. Using a DCF analysis, value is indicated from all the future cash flows attributable to the firm or asset, discounted to present value at an appropriate required rate of return. Talawar remains in preclinical stage of development and does not have predictable or reliable long-term cash flow projections on which to base a discounted cash flow analysis. Additionally, any such projections would require significant assumptions that would be difficult to support from a market participant perspective. Therefore, Houlihan Capital did not utilize the income approach in support of the Opinion.

Market Approach. The market approach references actual transactions of the asset to be valued, similar assets, or assets that can otherwise be used to infer the value of the subject asset. The application of methods within the market approach often requires identifying companies comparable to a subject company, observing transaction prices of those companies’ securities, deriving valuation multiples based on the ratio of such transaction prices to financial metrics (e.g., EBITDA, Tangible Book Value, Book Value), and then applying selected valuation multiples to the subject company’s same financial metrics.

The Comparable Transactions Method is another commonly used method under the Market Approach. This valuation method involves determining valuation multiples from sales of companies with financial and operating characteristics considered reasonably similar to those of the company being valued and applying representative multiples to the financial metrics of the subject company to estimate value, similar to the Guideline Public Company Method.

With other primary approaches to value unavailable, Houlihan Capital sought to develop as many indications of value for Talawar under the market approach as possible. Standard metrics from which to derive and then apply multiples are not available for preclinical and other early phase of development companies and a financial forecast was too speculative to use, so we relied on direct observation of values of firms identified as most similar to Talawar.

Guideline Public Company Analysis

Given that Talawar is in the preclinical development phase with no operations, no revenue history, and does not have a go to market drug as of the date of this opinion, Houlihan Capital placed primary weight on market-based comparable methodologies.

The comparable companies Houlihan Capital reviewed can be categorized into three sets as shown below:

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I&I IPO Transaction Comparables – Pre-IPO equity valuations established at the time of initial public offering for immunology and inflammation (“I&I”) focused biotechnology companies that have completed traditional IPO listing. This methodology provides a reference point for public-market entry pricing absent the structural features specific to SPAC transactions.
•
SPAC Transaction Comparables – Pre-money equity valuations established at the time of definitive business combination announcement or closing for I&I focused biotechnology companies that have completed or announced de-SPAC transactions.
•
I&I Private Company Comparables – Most recent disclosed valuations for privately held I&I focused biotechnology companies based on management-provided market intelligence. This methodology provides additional context through a universe of technical and stage-matched comparables and was considered for reference purposes only.

For each methodology, we have first identified the universe of potential comparables, then assessed the comparability of each to Talawar by looking at a few factors: (i) phase of development, (ii) disease area, and (iii) therapeutic modality.

Selected I&I IPO Transaction Comparables

Houlihan Capital and JATT management identified eight I&I focused biotechnology companies that have completed traditional initial public offerings since March 2023.

Talawar TX, Inc. I&I IPO Transaction Comparables[1] As of June 22, 2026
(in millions)
Company	Ticker	Listing Venue	IPO Date	Current Mkt Cap ($M)	Implied Pre- IPO Equity Values	Therapeutic Modality	Phase at IPO	Current Phase
Spyre Therapeutics	SYRE	Nasdaq	22-Jun-23	8,712	110	mAb	Pre-Clinical	Phase 2 Ongoing
Pre-Clinical				8,712	110
Apogee Therapeutics	APGE	Nasdaq	13-Jul-23	9,928	512	mAb	Phase 1 Ready	Initiate Phase 3
Jade	JBIO	Nasdaq	29-Apr-25	1,155	175	mAb	Phase 1 Ready	Phase 2 Ongoing
Oruka	ORKA	Nasdaq	3-Sep-24	5,149	175	mAb	Phase 1 Ready	Phase 2a Ongoing
Phase 1				5,411	287
Evommune	EVMN	NYS	6-Nov-25	812	380	SmMol	Phase 2b Ongoing	Phase 2b Complete
Odyssey Therapeutics	ODTX	Nasdaq	8-May-26	896	604	SmMol	Phase 2a Ongoing	Phase 2a Ongoing
Zura Bio	ZURA	Nasdaq	21-Mar-23	402	165	bsAb	Phase 2 Ready	Phase 2 Ongoing
Phase 2				703	383
Alumis	ALMS	Nasdaq	28-Jun-24	3,136	644	SmMol	Phase 3 Ready	Phase 3 Ongoing
Phase 3				3,136	644
Talawar (Subject — LOI)	TBD	Nasdaq (via JATT SPAC)	TBD	N/A	120	bsAb	Pre-Clinical	Pre-Clinical
Comparable Stats (excl. Talawar)			Mean→	3,774	346
Talawar SPAC Pre-Money vs. IPO Comp M ean Pre-IPO Equ ity Value					(65.3%)

	Low	High
Selected Range	$ 110	$ 243

(1) Based on information provided by Management and verified by Houlihan Capital with Pitchbook.

The I&I IPO Transaction Comparables methodology is based on implied pre-IPO equity values established at the time of initial public offering for immunology and inflammation focused biotechnology companies, with phase assessed at the time of IPO. The identified universe spans preclinical through Phase 3 stage companies across a range of therapeutic modalities, including bispecific antibodies (bsAb), monoclonal antibodies (mAb), and small molecules (SmMol). Talawar’s most directly comparable peers within this universe are those at the preclinical or Phase 1 ready stage, as these companies presented investors with a similar risk and development profile at the time of their public market entry. Zura Bio is the only bsAb comparable in the I&I IPO Transaction set and has a pre-IPO equity value of $165 million.

HOULIHAN CAPITAL CONCLUDED VALUATION RANGE REFLECTS THE MINIMUM AND AVERAGE PRE-MONEY EQUITY VALUATIONS OBSERVED FOR THE PRECLINICAL AND PHASE 1 DEVELOPMENT PHASES ACROSS THE I&I IPO GUIDELINE TRANSACTIONS.

Selected SPAC Transaction Comparables

Houlihan Capital identified seven biotechnology companies that have announced or completed business combinations with publicly traded SPACs. The SPAC comparable set spans a range of disease areas and phases of developments. The seven companies in the SPAC comparable set are summarized below.

Talawar TX, Inc. SPAC Transactions[1] As of June 22, 2026
(in millions)
Company	Sponsor	Disease Area	Closing Date	Pre-Money Equity Value	Therapeutic Modality	Phase at Transaction
Moon Lake	Cormorant	Immunology	5-Apr-22	348	bsAb	Pre-Clinical
Pre-Clinical				348
BBOT	Cormorant	Oncology	11-Aug-25	461	SmMol	Phase 1
Zura Bio	JATT Ventures	Immunology & Inflammation	6-Jun-23	165	bsAb	Phase 1b / Phase 2 Ready
Phase 1				313
Immunovant	RTW	Autoimmune	18-Dec-19	395	mAb	Phase 2
Phase 2				395
Cerevel	Perceptive	Neurology	27-Oct-20	780	SmMol	Phase 3
New Amsterdam Pharma	Frazier	Cardio-metabolic	22-Nov-22	491	SmMol	Phase 3
Tango Therapeutics	Boxer	Oncology	11-Aug-21	550	SmMol	Phase 3
Phase 3				607
Talawar	JATT II		TBD	120	bsAb	Pre-Clinical
Comparable Stats (excl. Talawar)			Mean→	456
Talawar SPAC Pre-Money vs. SPAC Transaction Mean Pre-Money Value				(73.7%)

	Low	High
Selected Range	$ 165	$ 325

(1) Based on information provided by Management and verified by Houlihan Capital with Pitchbook.

The SPAC Transaction Comparables methodology is based on pre-money equity valuations established at the time of definitive business combination announcement or closing for biotechnology companies that have completed or announced de-SPAC transactions. The identified universe spans preclinical through Phase 3 stage companies across a range of therapeutic modalities, bsAb, mAb, and SmMol. Talawar’s most directly comparable peers within this universe are those at the preclinical or Phase 1 stage, as these companies present investors with a similar risk and development profile at the time of their respective transactions. Moon Lake represents the only preclinical stage comparable in the SPAC set, pricing at $348 million as a bsAb in immunology, while Zura Bio represents the only I&I focused bsAb comparable, pricing at $165 million at a Phase 1b/Phase 2 ready stage.

HOULIHAN CAPITAL CONCLUDED VALUATION RANGE REFLECTS THE MINIMUM AND AVERAGE PRE-MONEY EQUITY VALUATIONS OBSERVED FOR THE PRECLINICAL AND PHASE 1 DEVELOPMENT PHASES ACROSS THE SPAC GUIDELINE TRANSACTIONS.

Selected I&I Private Company Comparables

Houlihan Capital identified eight privately held I&I focused biotechnology companies.

Talawar TX, Inc. I&I IPO Transaction Comparables[1] As of June 22, 2026
(in millions)
Company	Date of Latest Round	Round Raised	Total Raised	Post-Money Valuation	Therapeutic Modality	Phase at Transaction
Attovia	30-Mar-25	Series C	255	370	mAb	Phase 1 Ongoing
Bambusa	31-Oct-25	Series A2	143	555	bsAb	Phase 1 Ongoing
Caldera Therapeutics	8-Jan-26	Series A1	113	212	bsAb	Phase 1 Ongoing
Lycia Therapeutics	26-Apr-24	Series C	262	320	mAb	Phase 1 Ready
Recludix Pharma	12-Jan-26	Series B	123	337	SmMol	Phase 1 Ongoing
Sityrx	18-Sep-23	Series A Ext.	79	85	SmMol	Phase 1b Ongoing
Phase 1			162	313
Triveni Bio	18-Jun-25	Series B	232	310	mAb	Phase 2a Ongoing
Navigator Medicines	23-Aug-24	Series A	100	154	bsAb	Phase 2a Ongoing
Phase 2			166	232
Talawar (Subject — LOI)	TBD			120	bsAb	Pre-Clinical
Comparable Stats (excl. Talawar)	Mean →		163	293
Talawar SPAC Pre-Money vs. Private Comp Mean Post-Money Value				(59.0%)

(1) Based on information provided by Management.

The I&I Private Transaction Comparables methodology is based on post-money equity valuations established at the time of the most recent disclosed financing round for privately held immunology and inflammation focused biotechnology companies. The identified universe spans Phase 1 and Phase 2 stage companies across a range of therapeutic modalities. It is noted that no preclinical stage private I&I comparables were identified, resulting in a universe that is more clinically advanced than Talawar’s current stage of development. The underlying valuation data was provided by JATT and could not be independently verified due to the non-public nature of the underlying companies. As a result, this methodology was considered for reference purposes only.

Based on the analyses discussed above, the range of values estimated for the Equity Value of Talawar is as follows:

Talawar TX, Inc. Comparable Transactions As of June 18, 2026

	Range of Indicated Value (Rounded)
	Low	High
I&I IPO Comps	$110	$243
SPAC Comps	165	325

Selected Range of Value (1)	$140	$280

(1) Rounded average of the low and high indicated values.

Houlihan Capital believes that this valuation methodology produced a range of indicated fair market values for the equity of Talawar, that supports its overall conclusion within the broader context of its entire analysis.

To determine the indicated fair market value of the surviving entity’s stock pro forma for the Business Combination, Houlihan Capital started with the implied equity value of Talawar (calculated in accordance with the analysis described above), subtracted the estimated transaction expenses, added the cash expected to be raised from various funding sources (including an assumed (i) post-redemption cash from the Trust account, and (ii) additional financing to be raised), and finally subtracted Houlihan Capital’s calculated value of JATT’s warrants and earnout.

Houlihan Capital calculated an equity value range for Talawar on a pro-forma basis between approximately $8.89 per share and $12.34 per share.

Fairness Opinion Conclusion

Houlihan Capital concluded that, as of the date of the written opinion and based upon and subject to the assumptions, conditions and limitations set forth in the written fairness opinion, the consideration to be issued or paid in the Business Combination is fair, from a financial point of view to the unaffiliated shareholders. The fairness opinion was reviewed and unanimously approved by the Fairness Opinion Committee of Houlihan Capital.

Houlihan Capital Conflict Disclosure and Fees

Houlihan Capital, a Financial Industry Regulatory Authority (FINRA) member, as part of its investment banking services, is regularly engaged in the valuation of businesses and securities in connection with mergers and acquisitions, private placements, bankruptcy, capital restructuring, solvency analyses, stock buybacks, and valuations for corporate and other purposes. Neither Houlihan Capital, nor any of its principals or affiliates, has any ownership or other beneficial interests in any party to the Business Combination or any of their affiliates and has provided no previous investment banking or consulting services to any party to the Business Combination or any of their affiliates. There is no current agreement between Houlihan Capital, its principals, or affiliates and any party to the Business Combination or any of their affiliates providing for the provision of future services by Houlihan Capital, its principals, or any of its affiliates to or for the benefit of any party to the Business Combination or any of their affiliates. Houlihan Capital was engaged on a fixed fee basis.